United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/14

Date of Reporting Period: Six months ended 10/31/13

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
October 31, 2013
Share Class	Ticker
Institutional	FIIFX
Service	INISX

Federated Intermediate Corporate Bond Fund

A Portfolio of Federated Income Securities Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At October 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	97.2%
Foreign Government Debt Securities	1.5%
Municipal Bond	0.1%
Derivative Contracts[2]	(0.4)%
Cash Equivalents[3]	3.0%
Other Assets and Liabilities—Net[4]	(1.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
October 31, 2013 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—97.2%
		Basic Industry - Chemicals—2.0%
$540,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$567,031
350,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	351,814
500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	522,213
1,200,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	1,330,547
490,000		RPM International, Inc., 6.50%, 2/15/2018	561,043
660,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	754,044
350,000		Rohm & Haas Co., 6.00%, 9/15/2017	403,559
		TOTAL	4,490,251
		Basic Industry - Metals & Mining—7.9%
375,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	404,617
1,000,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	1,115,544
810,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	994,926
1,100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	1,108,676
300,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	299,354
680,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	561,766
400,000		ArcelorMittal, 6.125%, 6/1/2018	435,500
850,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	902,062
1,500,000		ArcelorMittal, Sr. Unsecd. Note, 5.75%, 8/5/2020	1,586,250
150,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	145,125
390,000		Barrick Gold Corp., Sr. Unsecd. Note, 2.50%, 5/1/2018	380,703
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	236,857
1,210,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	1,269,007
1,080,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,118,880
1,000,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	857,419
295,000		Goldcorp, Inc., Sr. Unsecd. Note, 3.70%, 3/15/2023	275,394
1,040,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,098,920
640,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	531,153
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,196,887
450,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.25%, 12/14/2018	451,890
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$480,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	$477,789
150,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	140,599
1,750,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,920,917
500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	540,523
		TOTAL	18,050,758
		Basic Industry - Paper—2.0%
1,600,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,989,939
375,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	350,032
650,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	674,378
450,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	473,052
750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	919,852
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	220,597
		TOTAL	4,627,850
		Capital Goods - Aerospace & Defense—0.6%
811,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 6.375%, 9/16/2023	825,192
630,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	547,004
		TOTAL	1,372,196
		Capital Goods - Building Materials—1.2%
300,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	319,500
1,025,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	1,173,625
1,130,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	1,299,155
		TOTAL	2,792,280
		Capital Goods - Construction Machinery—0.6%
1,280,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	1,413,440
		Capital Goods - Diversified Manufacturing—2.6%
465,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	453,354
560,000		Dover Corp., Note, 5.45%, 3/15/2018	643,508
1,110,000		Harsco Corp., 5.75%, 5/15/2018	1,190,061
500,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	525,286
400,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	488,924
1,680,000		Pentair, Ltd., Company Guarantee, 5.00%, 5/15/2021	1,771,802
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	850,250
		TOTAL	5,923,185
		Capital Goods - Packaging—0.1%
215,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	221,437
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Cable—1.0%
$570,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	$662,192
370,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	388,382
570,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	550,741
840,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	691,282
		TOTAL	2,292,597
		Communications - Media Noncable—2.2%
1,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	993,794
130,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	127,067
575,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	628,395
500,000		News America, Inc., Sr. Unsecd. Note, 3.00%, 9/15/2022	477,995
30,000	[1,2]	News America, Inc., Sr. Unsecd. Note, Series 144A, 4.00%, 10/1/2023	30,531
800,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	782,317
375,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	348,040
800,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	849,995
910,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	839,285
		TOTAL	5,077,419
		Communications - Telecom Wireless—3.6%
400,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	377,493
550,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	592,104
4,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	4,865,076
1,180,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	1,278,760
1,080,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	1,075,535
		TOTAL	8,188,968
		Communications - Telecom Wirelines—2.9%
1,160,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	1,232,500
1,500,000	[1,2]	KT Corp., Note, Series 144A, 5.875%, 6/24/2014	1,546,594
160,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	169,867
930,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	944,355
220,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	243,812
1,580,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	1,716,894
600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	698,215
		TOTAL	6,552,237
		Consumer Cyclical - Automotive—2.1%
650,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	606,722
370,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	381,199
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.375%, 8/6/2023	$514,839
500,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	508,975
1,140,000	[1,2]	Hyundai Capital Services, Inc., Note, 6.00%, 5/5/2015	1,218,063
150,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	149,929
600,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	617,995
740,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	786,360
		TOTAL	4,784,082
		Consumer Cyclical - Entertainment—1.3%
200,000		Carnival Corp., Sr. Unsecd. Note, 3.95%, 10/15/2020	203,111
1,600,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,785,845
375,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	419,443
215,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	227,952
400,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/1/2023	409,356
		TOTAL	3,045,707
		Consumer Cyclical - Lodging—1.8%
1,400,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,466,500
270,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	254,990
1,150,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	1,169,394
610,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	608,963
420,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	458,089
3,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	3,323
		TOTAL	3,961,259
		Consumer Cyclical - Retailers—0.6%
300,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	301,514
297,933	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	326,409
390,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	416,502
310,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.85%, 6/15/2023	304,519
		TOTAL	1,348,944
		Consumer Cyclical - Services—1.3%
2,025,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,419,016
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	531,295
		TOTAL	2,950,311
		Consumer Non-Cyclical - Food/Beverage—2.3%
800,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	821,749
400,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	382,250
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$750,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 6.625%, 8/15/2039	$876,383
750,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	767,405
1,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,029,467
735,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	749,768
465,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	482,936
		TOTAL	5,109,958
		Consumer Non-Cyclical - Pharmaceuticals—1.0%
1,260,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,314,237
920,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	1,001,840
		TOTAL	2,316,077
		Consumer Non-Cyclical - Tobacco—0.4%
580,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	583,126
270,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	299,360
		TOTAL	882,486
		Energy - Independent—1.2%
330,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	327,017
170,000		Pemex Project Funding Master Trust, 5.75%, 12/15/2015	183,175
400,000		Petroleos Mexicanos, 6.50%, 6/2/2041	428,000
1,600,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	1,688,000
129,000	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	132,225
		TOTAL	2,758,417
		Energy - Integrated—1.8%
500,000		BP Capital Markets PLC, 1.375%, 5/10/2018	491,842
680,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	711,658
700,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	713,918
975,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	910,368
900,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	893,323
250,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	254,725
		TOTAL	3,975,834
		Energy - Oil Field Services—0.9%
100,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	105,798
600,000	[1,2]	Nabors Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.10%, 9/15/2023	615,214
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Oil Field Services—continued
$500,000		Weatherford International Ltd., 6.00%, 3/15/2018	$564,304
550,000		Weatherford International Ltd., 9.875%, 3/1/2039	756,684
55,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	54,810
		TOTAL	2,096,810
		Energy - Refining—1.0%
310,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	352,463
1,400,000		Valero Energy Corp., 9.375%, 3/15/2019	1,828,936
		TOTAL	2,181,399
		Financial Institution - Banking—17.6%
1,150,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,241,070
2,300,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	2,533,806
1,850,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	2,102,932
1,900,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 1/11/2018	1,895,997
1,300,000	[1,2]	Barclays Bank PLC, Jr. Sub. Note, Series 144A, 5.926%, 9/29/2049	1,374,750
690,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	750,674
2,360,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	2,522,592
675,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	732,374
830,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	876,552
1,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,319,998
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	2,814,632
600,000		HSBC USA, Inc., Floating Rate Note—Sr. Note, 2.625%, 9/24/2018	617,013
750,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	767,498
210,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	250,600
1,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	1,779,216
500,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	469,344
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	1,211,600
890,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	926,389
560,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	614,080
1,150,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	1,299,540
1,400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,602,023
610,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	653,754
1,000,000		Morgan Stanley, Sub. Note, 4.10%, 5/22/2023	967,421
2,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	3,154,779
1,230,000	[1,2]	RBS Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,209,850
1,784,820	[1,2,3]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	1,193,027
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,400,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	$1,442,965
360,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	382,060
600,000		Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	614,540
440,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	475,249
1,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,150,066
		TOTAL	39,946,391
		Financial Institution - Brokerage—4.6%
1,490,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	1,571,062
400,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	397,142
103,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	119,194
900,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	1,146,256
760,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	930,694
660,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	746,037
500,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	498,409
490,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	556,150
1,640,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	2,003,211
515,000		Legg Mason, Inc., Sr. Unsecd. Note, 5.50%, 5/21/2019	566,968
390,000		Nuveen Investments, Inc., Sr. Unsecd. Note, 5.50%, 9/15/2015	380,250
70,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	74,457
500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	532,450
790,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	1,004,137
		TOTAL	10,526,417
		Financial Institution - Finance Noncaptive—4.0%
437,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	558,234
403,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	391,472
1,500,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	1,587,668
1,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.10%, 1/9/2023	965,460
800,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	891,984
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,177,448
500,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 5.35%, 12/21/2065	443,750
500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	560,900
1,450,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,596,464
		TOTAL	9,173,380
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Health—0.1%
$204,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	$246,617
		Financial Institution - Insurance - Life—5.6%
1,360,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	1,518,116
500,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	633,757
780,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	1,015,870
330,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	339,802
950,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	979,189
500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	600,536
950,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	1,228,650
240,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	250,419
1,790,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	2,631,977
280,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	419,300
600,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	781,624
275,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	264,030
320,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	314,582
280,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	348,671
1,150,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	1,311,674
		TOTAL	12,638,197
		Financial Institution - Insurance - P&C—2.6%
515,000		CNA Financial Corp., 6.50%, 8/15/2016	582,769
130,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	150,999
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	689,647
420,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	453,636
220,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	232,907
270,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	270,545
1,300,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	1,834,044
150,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	164,681
1,500,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,616,250
		TOTAL	5,995,478
Semi-Annual Shareholder Report
9

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REITs—2.4%
$490,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	$555,513
600,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	577,866
1,000,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	1,166,549
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	482,983
800,000	[1,2]	Healthcare Trust of America, Series 144A, 3.70%, 4/15/2023	755,680
500,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	471,893
314,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	374,854
500,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	500,660
300,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	304,136
270,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	282,794
		TOTAL	5,472,928
		Municipal Services—0.7%
560,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	553,146
950,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	956,469
		TOTAL	1,509,615
		Sovereign—0.6%
425,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	432,781
640,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	848,709
		TOTAL	1,281,490
		Technology—4.8%
430,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	407,099
560,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	548,485
335,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	306,631
250,000		BMC Software, Inc., 7.25%, 6/1/2018	260,000
1,200,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	1,098,587
1,650,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,929,939
1,200,000		Harris Corp., 5.95%, 12/1/2017	1,340,940
900,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	940,062
940,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	949,198
160,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	165,155
1,370,000		KLA-Tencor Corp., 6.90%, 5/1/2018	1,626,213
355,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	352,850
350,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	348,732
550,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	595,193
		TOTAL	10,869,084
Semi-Annual Shareholder Report
10

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Airlines—1.1%
$425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	$487,599
1,760,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	1,941,706
		TOTAL	2,429,305
		Transportation - Railroads—0.4%
470,809		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	543,218
400,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	372,372
		TOTAL	915,590
		Transportation - Services—2.4%
835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	973,833
945,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	1,056,467
1,220,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	1,260,410
600,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	630,212
750,000		Ryder System, Inc., Sr. Unsecd. Note, 3.50%, 6/1/2017	787,994
250,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.50%, 3/1/2018	252,284
515,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	529,726
		TOTAL	5,490,926
		Utility - Electric—4.9%
385,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	360,731
350,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	360,905
1,500,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	1,944,111
770,000	[1,2]	Electricite de France SA, Series 144A, 5.50%, 1/26/2014	778,692
1,050,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	1,076,495
1,125,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,305,021
390,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	444,963
250,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	267,572
467,807	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	499,879
665,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, Series 144A, 6.25%, 6/17/2014	687,444
1,355,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	1,860,798
330,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	331,796
Semi-Annual Shareholder Report
11

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$410,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	$400,208
840,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	870,159
		TOTAL	11,188,774
		Utility - Natural Gas Distributor—0.8%
200,000		Atmos Energy Corp., 8.50%, 3/15/2019	257,959
800,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	775,209
785,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	836,203
		TOTAL	1,869,371
		Utility - Natural Gas Pipelines—2.2%
540,000		Consolidated Natural Gas Co., Series A, 5.00%, 12/1/2014	564,923
390,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	436,963
645,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	674,387
385,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	433,423
580,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	696,807
505,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	464,332
1,560,000		Williams Partners LP, 5.25%, 3/15/2020	1,709,403
		TOTAL	4,980,238
		TOTAL CORPORATE BONDS (IDENTIFIED COST $207,441,221)	220,947,703
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
380,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432% Bonds, 1/1/2042 (IDENTIFIED COST $380,000)	308,648
		FOREIGN GOVERNMENTS/AGENCIES—1.5%
		Sovereign—1.5%
320,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	338,880
990,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	1,123,650
1,000,000		Sweden, Government of, 10.25%, 11/1/2015	1,045,120
750,000		United Mexican States, Note, 5.625%, 1/15/2017	841,500
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,038,811)	3,349,150
Semi-Annual Shareholder Report
12

Principal Amount or Shares			Value
		INVESTMENT COMPANY—3.0%
$6,917,592	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	$6,917,592
		TOTAL INVESTMENTS—101.8% (IDENTIFIED COST $217,777,624)[6]	231,523,093
		OTHER ASSETS AND LIABILITIES - NET—(1.8)%[7]	(4,078,407)
		TOTAL NET ASSETS—100%	$227,444,686
At October 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
8U.S. Treasury Note 2-Year Long Futures	100	$22,042,188	December 2013	$77,900
8U.S. Treasury Bond Ultra Long Short Futures	115	$16,570,781	December 2013	$(608,501)
8U.S. Treasury Long Bond Short Futures	110	$14,829,375	December 2013	$(464,505)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(995,106)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2013, these restricted securities amounted to $63,057,086, which represented 27.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2013, these liquid restricted securities amounted to $59,959,567, which represented 26.4% of total net assets.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	Affiliated holding.
5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Semi-Annual Shareholder Report
13

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$219,754,676	$1,193,027	$220,947,703
Municipal Bond	—	308,648	—	308,648
Foreign Governments/Agencies	—	3,349,150	—	3,349,150
Investment Company	6,917,592	—	—	6,917,592
TOTAL SECURITIES	$6,917,592	$223,412,474	$1,193,027	$231,523,093
OTHER FINANCIAL INSTRUMENTS*	$(995,106)	$—	$—	$(995,106)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REITs	—Real Estate Investment Trusts
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights—Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2013	Year Ended April 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.40	$10.09	$10.22	$10.06	$8.93	$10.01
Income From Investment Operations:
Net investment income	0.21	0.42	0.45	0.49	0.47	0.50
Net realized and unrealized gain (loss) on investments and futures contracts	(0.32)	0.31	(0.02)	0.16	1.13	(1.08)
TOTAL FROM INVESTMENT OPERATIONS	(0.11)	0.73	0.43	0.65	1.60	(0.58)
Less Distributions:
Distributions from net investment income	(0.21)	(0.42)	(0.45)	(0.49)	(0.47)	(0.50)
Distributions from net realized gain on investments and futures contracts	—	—	(0.11)	—	—	—
TOTAL DISTRIBUTIONS	(0.21)	(0.42)	(0.56)	(0.49)	(0.47)	(0.50)
Net Asset Value, End of Period	$10.08	$10.40	$10.09	$10.22	$10.06	$8.93
Total Return[1]	(1.00)%	7.41%	4.33%	6.59%	18.18%	(5.72)%
Ratios to Average Net Assets:
Net expenses	0.56%[2]	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income	4.20%[2]	4.14%	4.45%	4.83%	4.81%	5.45%
Expense waiver/reimbursement[3]	0.28%[2]	0.22%	0.24%	0.23%	0.25%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$192,205	$239,453	$261,834	$302,135	$335,767	$186,136
Portfolio turnover	7%	28%	20%	22%	70%	28%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights—Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2013	Year Ended April 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.40	$10.09	$10.22	$10.06	$8.93	$10.01
Income From Investment Operations:
Net investment income	0.21	0.40	0.42	0.46	0.44	0.48
Net realized and unrealized gain (loss) on investments and futures contracts	(0.33)	0.31	(0.02)	0.16	1.13	(1.08)
TOTAL FROM INVESTMENT OPERATIONS	(0.12)	0.71	0.40	0.62	1.57	(0.60)
Less Distributions:
Distributions from net investment income	(0.20)	(0.40)	(0.42)	(0.46)	(0.44)	(0.48)
Distributions from net realized gain on investments and futures contracts	—	—	(0.11)	—	—	—
TOTAL DISTRIBUTIONS	(0.20)	(0.40)	(0.53)	(0.46)	(0.44)	(0.48)
Net Asset Value, End of Period	$10.08	$10.40	$10.09	$10.22	$10.06	$8.93
Total Return[1]	(1.12)%	7.14%	4.07%	6.33%	17.89%	(5.95)%
Ratios to Average Net Assets:
Net expenses	0.81%[2]	0.81%	0.81%	0.81%	0.81%	0.80%
Net investment income	3.78%[2]	3.90%	4.16%	4.55%	4.55%	5.20%
Expense waiver/reimbursement[3]	0.44%[2]	0.41%	0.44%	0.44%	0.45%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$35,240	$150,899	$171,273	$70,365	$168,592	$128,292
Portfolio turnover	7%	28%	20%	22%	70%	28%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities
October 31, 2013 (unaudited)
Assets:
Total investment in securities, at value including $6,917,592 of investment in an affiliated holding (Note 5) (identified cost $217,777,624)		$231,523,093
Restricted cash (Note 2)		690,500
Income receivable		2,941,756
Receivable for investments sold		366,645
Receivable for shares sold		316,890
Receivable for daily variation margin		9,531
TOTAL ASSETS		235,848,415
Liabilities:
Payable for investments purchased	$499,920
Payable for shares redeemed	7,564,177
Income distribution payable	254,993
Payable to adviser (Note 5)	323
Payable for Directors'/Trustees' fees (Note 5)	325
Payable for shareholder services fee (Note 5)	19,831
Accrued expenses (Note 5)	64,160
TOTAL LIABILITIES		8,403,729
Net assets for 22,565,799 shares outstanding		$227,444,686
Net Assets Consist of:
Paid-in capital		$201,222,060
Net unrealized appreciation of investments and futures contracts		12,750,363
Accumulated net realized gain on investments and futures contracts		13,364,457
Undistributed net investment income		107,806
TOTAL NET ASSETS		$227,444,686
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$192,204,641 ÷ 19,069,784 shares outstanding, no par value, unlimited shares authorized		$10.08
Service Shares:
$35,240,045 ÷ 3,496,015 shares outstanding, no par value, unlimited shares authorized		$10.08
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Operations
Six Months Ended October 31, 2013 (unaudited)
Investment Income:
Interest			$6,509,176
Dividends received from an affiliated holding (Note 5)			1,862
TOTAL INCOME			6,511,038
Expenses:
Investment adviser fee (Note 5)		$689,297
Administrative fee (Note 5)		107,635
Custodian fees		8,139
Transfer agent fee		122,099
Directors'/Trustees' fees (Note 5)		1,508
Auditing fees		12,830
Legal fees		4,021
Portfolio accounting fees		59,265
Distribution services fee (Note 5)		83,405
Shareholder services fee (Note 5)		151,182
Account administration fee (Note 2)		986
Share registration costs		25,847
Printing and postage		25,815
Insurance premiums (Note 5)		2,372
Miscellaneous (Note 5)		2,109
TOTAL EXPENSES		1,296,510
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(282,171)
Waiver of distribution services fee (Note 5)	(83,405)
Reimbursement of shareholder services fee (Note 5)	(68,789)
Reimbursement of account administration fee (Note 2)	(692)
TOTAL WAIVERS AND REIMBURSEMENTS		(435,057)
Net expenses			861,453
Net investment income			5,649,585
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			7,840,711
Net realized gain on futures contracts			2,568,794
Net change in unrealized appreciation of investments			(22,160,514)
Net change in unrealized depreciation of futures contracts			714,479
Net realized and unrealized loss on investments and futures contracts			(11,036,530)
Change in net assets resulting from operations			$(5,386,945)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 10/31/2013	Year Ended 4/30/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,649,585	$16,372,000
Net realized gain on investments and futures contracts	10,409,505	7,227,530
Net change in unrealized appreciation/depreciation of investments and futures contracts	(21,446,035)	5,148,001
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(5,386,945)	28,747,531
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,374,805)	(10,148,271)
Service Shares	(1,262,700)	(6,214,102)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,637,505)	(16,362,373)
Share Transactions:
Proceeds from sale of shares	30,232,615	100,031,743
Net asset value of shares issued to shareholders in payment of distributions declared	4,078,396	13,074,024
Cost of shares redeemed	(186,193,701)	(168,247,003)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(151,882,690)	(55,141,236)
Change in net assets	(162,907,140)	(42,756,078)
Net Assets:
Beginning of period	390,351,826	433,107,904
End of period (including undistributed net investment income of $107,806 and $95,726, respectively)	$227,444,686	$390,351,826
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Notes to Financial Statements
October 31, 2013 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
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more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended October 31, 2013, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Reimbursed
Institutional Shares	$692	$(692)
Service Shares	294	—
TOTAL	$986	$(692)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $14,939,286 and $33,851,027, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(995,106)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$2,568,794
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$714,479
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at October 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,600,000	$1,785,845
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	3/31/1999 – 9/29/1999	$1,138,408	$1,311,674
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 10/31/2013		Year Ended 4/30/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,563,575	$25,765,625	5,938,790	$60,770,138
Shares issued to shareholders in payment of distributions declared	290,431	2,913,527	690,323	7,069,931
Shares redeemed	(6,802,302)	(68,624,762)	(9,553,416)	(97,492,637)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,948,296)	$(39,945,610)	(2,924,303)	$(29,652,568)
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	Six Months Ended 10/31/2013		Year Ended 4/30/2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	436,921	$4,466,990	3,844,194	$39,261,605
Shares issued to shareholders in payment of distributions declared	115,570	1,164,869	586,278	6,004,093
Shares redeemed	(11,561,326)	(117,568,939)	(6,894,836)	(70,754,366)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(11,008,835)	$(111,937,080)	(2,464,364)	$(25,488,668)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(14,957,131)	$(151,882,690)	(5,388,667)	$(55,141,236)
4. FEDERAL TAX INFORMATION
At October 31, 2013, the cost of investments for federal tax purposes was $217,777,624. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $13,745,469. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,267,259 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,521,790.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2013, the Adviser voluntarily waived $279,683 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$83,405	$(83,405)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended October 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Institutional Shares	$68,789	$(68,789)
Service Shares	82,393	—
TOTAL	$151,182	$(68,789)
For the six months ended October 31, 2013, FSSC received $625 of fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2014 or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended October 31, 2013, the Adviser reimbursed $2,488. Transactions involving the affiliated holding during the six months ended October 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 4/30/2013	9,884,299
Purchases/Additions	50,128,133
Sales/Reductions	(53,094,840)
Balance of Shares Held 10/31/2013	6,917,592
Value	$6,917,592
Dividend Income	$1,862
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2013, were as follows:
Purchases	$20,386,490
Sales	$159,142,790
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2013, there were no outstanding loans. During the six months ended October 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2013, there were no outstanding loans. During the six months ended October 31, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2013 to October 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2013	Ending Account Value 10/31/2013	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$990.00	$2.81
Service Shares	$1,000	$988.80	$4.06
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.38	$2.85
Service Shares	$1,000	$1,021.12	$4.13
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.56%
Service Shares	0.81%
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Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Income Securities Trust (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 464,685,428.035 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	357,095,356.996	4,082,407.702
Maureen Lally-Green	356,880,665.829	4,297,098.869
Thomas M. O'Neill	357,032,580.339	4,145,184.359
P. Jerome Richey	356,553,411.684	4,624,353.014
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Intermediate Corporate Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
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For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
Semi-Annual Shareholder Report
35

likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
36

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Semi-Annual Shareholder Report
37

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
38

Federated Intermediate Corporate Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C407
CUSIP 31420C506
G00715-01 (12/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
October 31, 2013
Share Class	Ticker
A	FTIAX
Institutional	FSTIX
Service	FSISX
Y	FSTYX

Federated Short-Term Income Fund
Fund Established 1986

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from May 1, 2013 through October 31, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At October 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	37.5%
Corporate Debt Securities	30.9%
Mortgage-Backed Securities[3]	17.0%
U.S. Treasury and Agency Securities[4]	3.5%
Floating Rate Loans	2.1%
Trade Finance Agreements	0.4%
Municipal Bond	0.2%
Foreign Debt Securities	0.1%
Derivative Contracts[5,6]	(0.0)%
Other Security Types[7]	0.1%
Cash Equivalents[8]	9.6%
Other Assets and Liabilities—Net[9]	(1.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated holdings. For purposes of this table, the affiliated holding (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated holding. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
4	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSEs.
5	Represents less than 0.1%.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
7	Other Security Types consist of exchange-traded Funds, common stock, warrants and preferred stock.
8	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
October 31, 2013 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.3%
		Federal Home Loan Mortgage Corporation—0.1%
$11,442	[1]	FHLMC ARM 390260, 2.372%, 10/01/2030	$11,735
20,165	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	21,922
8,971	[1]	FHLMC ARM 420196, 5.315%, 11/01/2030	9,753
22,483	[1]	FHLMC ARM 606116, 2.167%, 9/1/2019	22,882
672,446	[1]	FHLMC ARM 780443, 2.192%, 3/01/2033	704,462
23,491	[1]	FHLMC ARM 785167, 2.125%, 12/01/2018	23,850
		TOTAL	794,604
		Federal National Mortgage Association—0.2%
20,902	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	22,724
479,816	[1]	FNMA ARM 544843, 2.770%, 10/01/2027	505,418
387,246	[1]	FNMA ARM 544852, 2.776%, 4/01/2028	408,301
544,392	[1]	FNMA ARM 544884, 2.762%, 5/01/2034	578,185
801,737	[1]	FNMA ARM 556379, 1.549%, 5/01/2040	814,573
262,338	[1]	FNMA ARM 556388, 1.549%, 5/01/2040	266,569
1,255,643	[1]	FNMA ARM 618128, 2.204%, 8/01/2033	1,303,282
		TOTAL	3,899,052
		Government National Mortgage Association—0.0%
13,746	[1]	GNMA ARM 8902, 1.625%, 30 Year, 1/20/2022	14,026
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $4,576,325)	4,707,682
		ASSET-BACKED SECURITIES—37.5%
		Auto Receivables—20.2%
2,000,000	[1]	Ally Auto Receivables Trust 2013-SN1 A4, Class A4, 0.90%, 5/22/2017	2,001,122
3,000,000	[1]	Ally Master Owner Trust 2011-3, Class A1, 0.804%, 5/15/2016	3,007,955
5,000,000	[1,2,3]	Ally Master Owner Trust 2012-1, Class D, 3.12%, 2/15/2017	5,036,572
3,000,000	[1,2,3]	Ally Master Owner Trust 2012-3, Class D, 2.524%, 6/15/2017	3,003,982
5,000,000	[1]	Ally Master Owner Trust 2013-1, Class A1, 0.624%, 2/15/2018	4,983,869
5,000,000		Americredit Automobile Receivables Trust 2005-C, Class C, 1.69%, 11/8/2018	4,963,025
2,500,000		Americredit Automobile Receivables Trust 2010-3, Class C, 3.34%, 4/8/2016	2,579,653
535,000		Americredit Automobile Receivables Trust 2011-1, Class C, 2.85%, 8/8/2016	542,933
5,000,000		Americredit Automobile Receivables Trust 2011-3, Class C, 2.86%, 1/9/2017	5,095,174
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$10,000,000	[1]	Americredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	$10,508,229
2,000,000	[1]	Americredit Automobile Receivables Trust 2012-1, Class C, 2.67%, 1/8/2018	2,050,301
13,000,000		Americredit Automobile Receivables Trust 2012-2, Class D, 3.38%, 4/9/2018	13,211,683
3,000,000		Americredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	2,996,820
10,000,000	[1]	BMW Vehicle Lease Trust 2012-1, Class A4, 0.93%, 9/21/2015	10,039,728
5,000,000		BMW Vehicle Lease Trust 2013-1, Class A4, 0.66%, 6/20/2016	5,001,668
13,000,000		Bank of America Auto Trust 2012-1, Class C, 2.09%, 7/17/2017	13,183,975
11,000,000	[1]	Capital Auto Receivables Asset Trust 2013-3, Class A1B, 0.603%, 11/20/2015	10,994,060
2,500,000	[1,2,3]	Chesapeake Funding LLC 2013-1A, Class D, 1.974%, 1/7/2025	2,496,368
3,780,000	[1,2,3]	Chesapeake Funding LLC, 2013-1A, Class B, 1.174%, 1/7/2025	3,768,628
2,900,000	[1,2,3]	Chrysler Capital Auto Receivables Trust 2013-AA, Class A3, 0.91%, 4/16/2018	2,903,977
7,555,696	[2,3]	Enterprise Fleet Financing, LLC, Series 2012-1, Class A2, 1.14%, 11/20/2017	7,587,276
5,250,000	[1,2,3]	Enterprise Fleet Financing, LLC, Series 2013-2, Class A2, 1.06%, 3/20/2019	5,262,595
4,000,000	[1]	Fifth Third Auto Trust 2013-A, Class C, 1.74%, 6/15/2020	3,987,688
9,000,000	[2,3]	Ford Credit Auto Lease Trust 2012-A, Class B, 1.61%, 10/15/2016	9,066,113
3,776,000	[1]	Ford Credit Auto Lease Trust 2013-A, Class D, 1.79%, 10/15/2017	3,750,854
7,000,000		Ford Credit Auto Lease Trust 2013-B, Class C, 1.51%, 8/15/2017	7,008,878
6,500,000	[1]	Ford Credit Auto Owner Trust 2012-B, Class C, 2.08%, 2/15/2018	6,623,037
10,000,000	[1,2,3]	Ford Credit Floorplan Master Owner Trust 2011-1, Class C, 2.61%, 2/15/2016	10,052,206
5,000,000	[1,2,3]	Ford Credit Floorplan Master Owner Trust 2011-1, Class D, 2.96%, 2/15/2016	5,028,186
2,000,000	[1]	Ford Credit FloorPlan Master Owner Trust 2012-1, Class B, 1.074%, 1/15/2016	2,003,257
9,000,000	[1]	Harley-Davidson Motorcycle Trust 2012-1, Class B, 1.37%, 6/15/2018	9,045,700
10,000,000	[1,2,3]	Huntington Auto Trust 2011-1A, Class D, 3.52%, 6/15/2018	10,380,984
4,000,000		Huntington Auto Trust 2012-1, Class D, 2.85%, 12/17/2018	4,143,368
6,000,000		Hyundai Auto Receivables Trust 2011-B, Class D, 3.51%, 11/15/2017	6,241,914
6,000,000		Hyundai Auto Receivables Trust 2012-A, Class D, 2.61%, 5/15/2018	6,188,294
2,684,000	[1,2,3]	Hyundai Capital Auto Funding, Ltd. 2010-8A, Class A, 1.176%, 9/20/2016	2,657,160
2,500,000	[1,2,3]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.832%, 5/15/2018	2,489,753
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$3,000,000	[2,3]	M&T Bank Auto Receivables Trust 2013-1, Class A2, 0.66%, 2/16/2016	$3,004,063
1,500,000	[2,3]	M&T Bank Auto Receivables Trust 2013-1, Class D, 2.80%, 10/15/2020	1,512,987
1,710,131	[2,3]	MMAF Equipment Finance LLC, 2011-AA, Class A3, 1.27%, 9/15/2015	1,716,318
2,000,000	[2,3]	MMCA Automobile Trust 2010-A, Class B, 3.96%, 10/15/2015	2,007,979
5,000,000	[1,2,3]	Mercedes-Benz Master Owner Trust 2012-AA, Class A, 0.79%, 11/15/2017	5,006,024
2,800,000	[1,2,3]	Motor 2013-1A, Class A1, 0.670%, 2/25/2021	2,802,285
5,073,000	[1,2,3]	Navistar Financial 2012-A Owner Trust, Class D, 3.29%, 1/18/2019	5,087,927
1,806,180		Nissan Auto Lease Trust 2011-A, Class A4, 1.24%, 4/17/2017	1,809,159
4,000,000	[1,2,3]	PFS Financing Corp. 2013-AA, Class A, 0.724%, 2/15/2018	3,985,404
2,957,183	[2,3]	Porsche Innovative Lease Owner Trust 2011-1 A, Class A4, 1.26%, 11/20/2017	2,969,341
5,000,000	[2,3]	Porsche Innovative Lease Owner Trust 2013-1, Class A4, 1.35%, 10/22/2019	5,002,671
5,000,000	[1,2,3]	SMART ABS Series 2012-2US Trust, Class A4B, 1.424%, 3/14/2018	5,090,292
600,000	[1]	SMART ABS Series 2012-4US Trust, Class A4B, 0.874%, 8/14/2018	604,848
3,500,000	[1,2,3]	SMART Series 2012-1US Trust, Class A3B, 1.074%, 5/14/2016	3,515,834
6,000,000	[1]	Santander Drive Auto Receivables Trust 2012-4, Class B, 1.83%, 3/15/2017	6,004,819
1,600,000	[1]	Santander Drive Auto Receivables Trust 2013-1, Class C, 1.76%, 1/15/2019	1,599,065
3,000,000		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	3,030,230
5,500,000	[1,2,3]	Volkswagen Credit Auto Master Trust 2011-1A, Class Note, 0.853%, 9/20/2016	5,517,487
3,383,529		World Omni Automobile Lease Securitization Trust 2011-A, Class A4, 1.78%, 9/15/2016	3,409,699
4,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class B, 2.10%, 12/15/2016	4,030,657
2,500,000		World Omni Automobile Lease Securitization Trust 2012-A, Class B, 1.49%, 2/15/2018	2,515,283
3,500,000	[1]	World Omni Automobile Lease Securitization Trust 2013-A, Class A2B, 0.494%, 5/16/2016	3,498,763
12,040,000		World Omni Automobile Lease Securitization Trust 2013-A, Class B, 1.64%, 2/15/2019	12,061,883
		TOTAL	295,670,003
		Credit Card—6.5%
9,000,000	[1]	American Express Credit Account Master 2013-1, Class B, 0.874%, 2/16/2021	9,002,247
7,500,000	[1]	American Express Issuance Trust II 2013-1, Class C, 0.874%, 2/15/2019	7,602,096
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$8,000,000	[1]	Citibank Credit Card Issuance Trust 2013-A11, Class A11, 0.318%, 2/7/2018	$8,009,040
4,300,000	[1]	Citibank Credit Card Issuance Trust 2013-A2, Class A2, 0.45%, 5/26/2020	4,280,668
12,750,000	[1,2,3]	Citibank Omni Master Trust 2009-A14, Class A14, 2.924%, 8/15/2018	12,993,552
9,000,000		Discover Card Execution Note Trust 2013-A6, Class A6, 0.62%, 4/15/2021	9,009,428
7,000,000	[1,2,3]	Golden Credit Card Trust 2012-3A, Class A, 0.624%, 7/17/2017	7,013,545
7,000,000	[1,2,3]	Golden Credit Card Trust 2013-2A, Class A, 0.636%, 9/15/2018	7,004,165
3,000,000	[2,3]	Master Credit Card Trust 2013-3A, Class B, 1.64%, 1/22/2018	3,004,575
3,000,000	[2,3]	Master Credit Card Trust 2013-3A, Class C, 2.28%, 1/22/2018	3,006,015
10,000,000	[1,2,3]	Penarth Master Issuer PLC 2012-1A, Class A1, 0.746%, 3/18/2014	10,001,200
7,000,000	[1,2,3]	Turquoise Card Backed Securities PLC 2011-1A, Class A, 0.924%, 9/15/2016	7,023,415
7,000,000	[1,2,3]	Turquoise Card Backed Securities PLC 2012-1A, Class A, 0.974%, 6/17/2019	7,032,725
		TOTAL	94,982,671
		Equipment Lease—3.3%
2,707,106	[2,3]	CIT Equipment Collateral 2012-VT1, Class A3, 1.10%, 8/22/2016	2,716,347
4,000,000	[2,3]	CIT Equipment Collateral 2012-VT1, Class B, 1.69%, 8/22/2016	4,020,287
6,814,534	[1,2,3]	CLI Funding LLC, 2006-1A A, Class A, 0.356%, 8/18/2021	6,719,047
3,766,667	[2,3]	CLI Funding LLC, 2013-1A, Class Note, 2.83%, 3/18/2028	3,669,200
3,500,000		CNH Equipment Trust 2011-B, Class B, 2.25%, 3/15/2018	3,560,949
3,000,000		CNH Equipment Trust 2013-A, Class B, 1.36%, 8/17/2020	2,975,995
6,000,000	[1]	GE Dealer Floorplan Master Note Trust 2012-1, Class A, 0.743%, 2/20/2017	6,017,741
4,000,000	[1]	GE Dealer Floorplan Master Note Trust 2012-3, Class A, 0.663%, 6/20/2017	4,005,611
3,000,000		GE Equipment Midticket LLC, Series 2013-1, Class A2, 0.64%, 3/22/2016	3,002,283
3,100,000	[2,3]	Great America Leasing Receivables 2011-1, Class C, 3.38%, 1/15/2018	3,135,693
2,000,000	[2,3]	Great America Leasing Receivables 2012-1, Class B, 2.30%, 4/17/2017	2,015,389
1,200,000	[2,3]	Great America Leasing Receivables 2013-1, Class B, 1.44%, 5/15/2018	1,193,707
989,000	[2,3]	Great America Leasing Receivables 2013-1, Class C, 1.83%, 6/17/2019	983,640
3,500,000	[2,3]	MMAF Equipment Finance LLC, 2013-AA, Class A2, 0.69%, 5/9/2016	3,508,406
		TOTAL	47,524,295
		Home Equity Loan—0.6%
471,560	[1]	Asset-Backed Funding Certificate 2005-OPT1, Class A2C, 0.530%, 7/25/2035	468,565
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Home Equity Loan—continued
$3,497,041	[1]	Carrington Mortgage Loan Trust 2006-OPT1, Class A3, 0.350%, 2/25/2036	$3,164,843
15,926	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.654%, 1/15/2028	11,522
50,053	[1]	First Franklin Mortgage Loan Asset-Backed Certificates 2005-FF12, Class A2B, 0.430%, 11/25/2036	48,178
139,823	[1]	GSAMP Trust 2004-SEA2, Class A1, 0.540%, 3/25/2034	140,275
2,469,944		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,741,163
223,276	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.190%, 11/25/2034	192,848
328,249	[1,2,4]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	25,853
231,751	[1]	Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.640%, 12/25/2035	231,678
105,819	[1,2,3]	Quest Trust 2004—X1, Class A, 0.500%, 3/25/2034	104,751
2,893,473	[1]	Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	2,873,282
		TOTAL	9,002,958
		Manufactured Housing—0.0%
139,370		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	139,795
		Other—6.9%
7,002,153	[1,2,3]	ACS Pass Through Trust 2007-1A, Class G1, 0.483%, 6/14/2037	6,413,780
2,548,083	[1,2,3]	Aircraft Lease Securitization Ltd. 2007-1A, Class G3, 0.434%, 5/10/2032	2,436,508
3,146,065	[1,2,3]	Bank of America Student Loan Trust 2010-1A, Class A, 1.038%, 2/25/2043	3,172,728
1,632,748	[1]	Educational Funding of the South, Inc. 2011-1, Class A1, 0.788%, 10/25/2021	1,634,018
5,000,000	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.087%, 10/25/2025	5,051,300
3,000,000	[1]	Ohio Phase In Recovery Funding LLC 2013-1, Class A1, 0.958%, 7/1/2018	3,009,375
12,000,000	[1,2,3]	PFS Financing Corp. 2012-AA, Class A, 1.374%, 2/15/2016	12,039,304
1,800,000	[1,2,3]	PFS Financing Corp. 2012-BA, Class B, 1.674%, 10/17/2016	1,811,603
3,500,000	[1,2,3]	PFS Financing Corp. 2013-BA, Class B, 1.274%, 4/17/2017	3,490,113
327,441	[1,2,3]	SLM Student Loan Trust 2010-C, Class A1, 1.824%, 12/15/2017	327,697
3,686,723	[1]	SLM Student Loan Trust 2011-2, Class A1, 0.770%, 11/25/2027	3,681,285
2,776,475	[1,2,3]	SLM Student Loan Trust 2011-A, Class A1, 1.174%, 10/15/2024	2,784,352
1,307,989	[1,2,3]	SLM Student Loan Trust 2012-A, Class A1, 1.574%, 8/15/2025	1,318,581
4,481,588	[1,2,3]	SLM Student Loan Trust 2012-B, Class A1, 1.274%, 12/15/2021	4,493,800
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$5,183,898	[1,2,3]	SLM Student Loan Trust 2012-C, Class A1, 1.274%, 8/15/2023	$5,206,951
2,500,621	[1]	SLM Student Loan Trust 2013-3, Class A1, 0.379%, 11/27/2017	2,497,759
4,000,000	[1]	SLM Student Loan Trust 2013-5, Class A1, 0.487%, 5/25/2018	4,000,918
11,000,000	[1,2,3]	SLM Student Loan Trust 2013-C, Class A2B, 1.68%, 10/15/2031	11,034,447
2,204,482	[2,3]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	2,225,344
1,389,171	[2,3]	Sierra Receivables Funding Co. 2010-2A, Class A, 3.84%, 11/20/2025	1,410,576
1,561,622	[2,3]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	1,591,878
1,654,421	[2,3]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	1,692,930
6,000,000	[2,3]	Sierra Receivables Funding Co. 2013-3A, Class A, 2.20%, 10/20/2030	6,013,379
8,500,000	[2,3]	Textainer Marine Containers Ltd. 2012-1A, Class A, 4.21%, 4/15/2027	8,601,926
4,291,667	[2,3]	Triton Container Finance LLC, 2012-1A, Class A, 4.21%, 5/14/2027	4,345,477
		TOTAL	100,286,029
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $545,218,085)	547,605,751
		COLLATERALIZED MORTGAGE OBLIGATIONS—14.2%
		Commercial Mortgage—5.1%
2,831,517		Bank of America Commercial Mortgage Inc. 2007-1, Class A3, 5.449%, 1/15/2049	2,838,067
95,062		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	97,201
3,587,951	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	3,700,117
1,679,552	[1]	Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A1, 1.156%, 12/10/2044	1,682,518
4,778,862		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	4,758,396
3,330,875		Commercial Mortgage Trust 2013-LC6, Class A1, 0.724%, 1/10/2046	3,300,215
6,015,013	[2,3]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	6,337,978
116,834		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 2.079%, 4/18/2029	85
3,673,215	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	3,871,336
5,103,919	[2,3]	JPMorgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	5,293,510
3,655,971		JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6, Class A1, 1.031%, 5/15/2045	3,655,567
15,000,000	[1]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 0.825%, 11/15/2045	15,000,003
1,534,395	[2,3]	Morgan Stanley Capital I 2011-C1, Class A1, 2.602%, 9/15/2047	1,560,320
5,000,000	[1,2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 1.046%, 4/10/2046	4,953,486
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$7,481,000		WF-RBS Commercial Mortgage Trust 2011-C5, Class A2, 2.684%, 11/15/2044	$7,748,601
5,000,000	[1,2,3]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.376%, 6/15/2045	5,079,179
4,800,000	[1,2,3]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.224%, 7/15/2046	4,846,623
		TOTAL	74,723,202
		Federal Home Loan Mortgage Corporation—1.3%
1,805		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	1,918
17,472		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	18,640
40,658		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	45,182
24,753		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	25,872
243,443	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.524%, 2/15/2018	244,533
21,640		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	21,936
111,483		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	114,986
128,980		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	135,704
131,616		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	143,367
2,391,014	[1]	Federal Home Loan Mortgage Corp. REMIC 3117 FE, 0.474%, 2/15/2036	2,388,797
301,542	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.634%, 2/15/2034	303,434
1,213,731	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.574%, 7/15/2036	1,215,795
564,292	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.924%, 7/15/2036	573,092
1,311,641	[1]	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.084%, 7/15/2037	1,340,981
7,165,692		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	7,424,623
4,400,000		Federal Home Loan Mortgage Corp. REMIC KGRP, Class A, 0.559%, 4/25/2020	4,400,076
185,338	[1]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.500%, 9/25/2043	211,165
		TOTAL	18,610,101
		Federal National Mortgage Association—1.5%
72,617		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	83,351
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$2,258		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	$2,572
50,171		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	56,050
44,456	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	49,926
3,223	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	3,338
13,865		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	15,292
300,100		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	336,169
16,673		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	17,444
113,194	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 0.670%, 9/25/2032	114,472
36,446		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	38,130
56,903		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	58,312
728,733	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 0.600%, 6/25/2036	732,392
3,653,422	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 0.620%, 7/25/2037	3,678,804
572,670	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.170%, 6/25/2037	587,575
632,062	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 0.970%, 5/25/2039	640,968
193,048	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 0.670%, 8/25/2039	194,258
1,067,442	[1]	Federal National Mortgage Association REMIC 2009-69 F, 1.020%, 4/25/2037	1,089,389
1,904,963	[1]	Federal National Mortgage Association REMIC 2010-74 AF, 0.710%, 7/25/2037	1,919,004
4,018,712	[1]	Federal National Mortgage Association REMIC 2011-17 FP, 0.620%, 3/25/2041	4,023,634
7,908,389	[1]	Federal National Mortgage Association REMIC 2012-1 PF, 0.570%, 2/25/2042	7,911,977
72,790		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	78,912
74,223		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	83,148
		TOTAL	21,715,117
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government Agency—0.5%
$4,318,460	[2,3]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	$4,312,238
2,298,500		NCUA Guaranteed Notes 2010-C1, Class A1, 1.60%, 10/29/2020	2,311,877
1,375,063	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 0.624%, 1/8/2020	1,382,583
		TOTAL	8,006,698
		Government National Mortgage Association—0.9%
6,422,796		Government National Mortgage Association REMIC 2013-H16 FA, 0.722%, 7/20/2063	6,370,315
7,003,430		Government National Mortgage Association REMIC 2013-H17 FA, 0.732%, 7/20/2063	6,948,475
		TOTAL	13,318,790
		Non-Agency Mortgage—4.9%
197,090	[1]	American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	199,548
5,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 2A1, 1.963%, 5/17/2060	5,091,570
15,722	[1]	Banc of America Mortgage Securities 2003-B, Class 2A2, 3.116%, 3/25/2033	15,976
127,750	[1,2]	C-BASS ABS LLC, Series 1999-3, Class B1, 6.607%, 2/3/2029	41,780
230,717	[1]	Chaseflex Trust 2006-1, Class A2A, 5.328%, 6/25/2036	231,241
42,920		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	44,206
1,734,336	[1,2,3]	Credit Suisse Commercial Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	1,720,627
4,938,985	[2,3]	Credit Suisse Commercial Mortgage Trust 2013-IVR3, Class A1, 2.500%, 5/25/2043	4,553,308
6,485,494	[2,3]	Credit Suisse Commercial Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	5,897,781
10,003,425	[1,2,3]	Fosse Master Issuer PLC 2011-1A, Class A2, 1.646%, 10/18/2054	10,070,267
56,452	[1,2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	50,806
2,348,039	[1,2,3]	Holmes Master Issuer PLC 2010-1A, Class A2, 1.644%, 10/15/2054	2,351,615
2,274,020	[1,2,3]	Holmes Master Issuer PLC 2011-1A, Class A2, 1.594%, 10/15/2054	2,288,162
3,547,974	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A2, 1.894%, 10/15/2054	3,593,874
2,000,000	[1]	Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.440%, 2/25/2037	584,292
5,000,000	[1,2,3]	Lanark Master Issuer PLC 2012-2A, Class 1A, 1.662%, 12/22/2054	5,075,865
5,500,000	[1,2,3]	Lanark Master Issuer PLC 2013-1A, Class 1A1, 0.762%, 12/22/2054	5,484,688
4,000,000	[1,2,3]	Permanent Master Issuer PLC 2011-1A, Class 1A1, 1.643%, 7/15/2042	4,009,068
361,284	[1]	Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 3.227%, 9/25/2034	307,400
84,270		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	92,752
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$4,486	[2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class B1-4, 2.711%, 1/28/2027	$4,090
227,925	[1]	Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	228,198
1,034,662	[1]	Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	1,052,720
1,291,628	[1]	Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	1,310,402
675,627	[1]	Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	680,434
7,509,868	[1]	Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	6,779,805
3,457,502		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	3,031,765
4,577,345	[1]	Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	4,110,630
1,000,000	[1,2,3]	Silverstone Master Issuer 2012-1A, Class 1A, 1.792%, 1/21/2055	1,016,035
311,102		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	353,496
863,547	[1]	Washington Mutual 2006-AR15, Class 1A, 0.989%, 11/25/2046	727,142
918,004	[1]	Washington Mutual 2006-AR17, Class 1A, 0.969%, 12/25/2046	757,956
72,731	[1]	Wells Fargo Mortgage-Backed Securities Trust 2004-I, Class 1A1, 2.699%, 7/25/2034	74,825
		TOTAL	71,832,324
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $211,572,762)	208,206,232
		CORPORATE BONDS—29.5%
		Basic Industry—Chemicals—1.0%
3,500,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	3,655,491
1,000,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,016,092
6,500,000		Praxair, Inc., Sr. Unsecd. Note, 0.75%, 2/21/2016	6,489,093
3,000,000	[2,3]	RPM International, Inc., Sr. Unsecd. Note, 6.70%, 11/1/2015	3,278,376
		TOTAL	14,439,052
		Basic Industry - Metals & Mining—1.8%
7,000,000		Alcan, Inc., 5.00%, 6/1/2015	7,446,761
2,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	2,036,624
2,000,000	[1]	ArcelorMittal, Sr. Unsecd. Note, 9.50%, 2/15/2015	2,199,900
1,000,000	[1]	BHP Billiton Finance (USA), Inc., Floating Rate Note—Sr. Note, 0.498%, 9/30/2016	1,001,888
2,000,000		Barrick Gold Corp., Sr. Unsecd. Note, 2.50%, 5/1/2018	1,952,324
4,000,000	[2,3]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	4,226,616
7,000,000	[2,3]	Xstrata Finance (Canada) Ltd., Series 144A, 2.85%, 11/10/2014	7,106,925
		TOTAL	25,971,038
		Capital Goods - Diversified Manufacturing—0.3%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,513,840
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$2,000,000	[2,3]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	$2,101,144
		TOTAL	4,614,984
		Communications - Media & Cable—0.9%
1,000,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,103,036
4,530,000		DIRECTV Holdings LLC, Company Guarantee, 3.50%, 3/1/2016	4,747,200
7,000,000		NBCUniversal Media LLC, 3.65%, 4/30/2015	7,325,836
		TOTAL	13,176,072
		Communications - Telecom Wireless—1.2%
5,720,000	[1]	America Movil S.A.B. de C.V., Floating Rate Note—Sr. Note, 1.256%, 9/12/2016	5,773,951
7,250,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	7,330,634
3,000,000	[2,3]	SBA Tower Trust, Series 144A, 4.254%, 4/15/2015	3,058,851
1,000,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,057,144
		TOTAL	17,220,580
		Communications - Telecom Wirelines—1.3%
3,400,000	[1]	AT&T, Inc., Floating Rate Note—Sr. Note, Series FRN, 0.650%, 2/12/2016	3,396,974
5,500,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,749,606
1,500,000		Rogers Communications, Inc., 5.50%, 3/15/2014	1,526,720
2,000,000		Telecom Italia Capital SA, Company Guarantee, 5.25%, 11/15/2013	2,002,178
4,330,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	4,396,834
2,500,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.002%, 9/14/2018	2,663,400
		TOTAL	19,735,712
		Consumer Cyclical - Automotive—2.4%
6,000,000	[2,3]	American Honda Finance Corp., Sr. Unsecd. Note, Series 144A, 1.60%, 2/16/2018	5,945,208
6,000,000	[1,2,3]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, Series 144A, 0.858%, 3/28/2014	6,011,208
1,250,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,252,131
4,000,000	[2,3]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 1.875%, 8/9/2016	4,036,712
5,750,000	[1,2,3]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 0.950%, 9/26/2016	5,762,978
5,000,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	5,149,960
6,700,000	[2,3]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 1.625%, 3/22/2015	6,783,656
		TOTAL	34,941,853
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Entertainment—0.9%
$2,500,000		Viacom, Inc., 2.50%, 9/1/2018	$2,528,065
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 0.875%, 12/1/2014	5,034,400
5,000,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 1.10%, 12/1/2017	4,946,200
		TOTAL	12,508,665
		Consumer Non-Cyclical - Food/Beverage—1.4%
1,000,000	[2,3]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	1,027,186
1,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,023,895
1,250,000		Coca-Cola Company, Sr. Unsecd. Note, 3.625%, 3/15/2014	1,264,655
3,000,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 1.30%, 1/25/2016	3,011,550
2,000,000		Kraft Foods Group, Inc., 1.625%, 6/4/2015	2,030,542
7,000,000	[2,3]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 2.95%, 1/15/2017	7,307,965
4,600,000	[2,3]	SABMiller PLC, Note, Series 144A, 6.50%, 7/1/2016	5,226,957
		TOTAL	20,892,750
		Consumer Non-Cyclical - Health Care—0.3%
4,000,000		Stryker Corp., Sr. Unsecd. Note, 1.30%, 4/1/2018	3,962,196
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,519,621
		Consumer Non-Cyclical - Tobacco—0.2%
1,250,000		Altria Group, Inc., Company Guarantee, 7.75%, 2/6/2014	1,272,679
2,000,000		Altria Group, Inc., Company Guarantee, 8.50%, 11/10/2013	2,002,202
		TOTAL	3,274,881
		Energy - Independent—0.1%
2,000,000	[1]	Petroleos Mexicanos, Floating Rate Note—Sr. Note, 2.266%, 7/18/2018	2,067,500
		Energy - Integrated—2.5%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,261,525
4,000,000	[1]	BP Capital Markets PLC, Floating Rate Note—Sr. Note, 0.880%, 9/26/2018	4,010,588
3,800,000	[2,3]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 3.125%, 4/28/2016	3,939,232
333,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	336,472
10,000,000		Hess Corp., 7.00%, 2/15/2014	10,170,150
2,900,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	2,954,804
4,000,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	4,346,000
3,000,000		Shell International Finance B.V., Company Guarantee, 3.10%, 6/28/2015	3,130,203
2,000,000		Statoil ASA, 2.90%, 10/15/2014	2,049,676
		TOTAL	36,198,650
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Oil Field Services—0.7%
$3,095,000	[2,3]	Nabors Industries, Inc., Sr. Unsecd. Note, Series 144A, 2.35%, 9/15/2016	$3,138,423
2,000,000	[1,2,3]	Schlumberger Investment SA, Floating Rate Note—Sr. Note, Series 144A, 0.806%, 9/12/2014	2,009,326
5,000,000	[2,3]	Schlumberger Investment SA, Sr. Unsecd. Note, Series 144A, 1.25%, 8/1/2017	4,949,315
		TOTAL	10,097,064
		Financial Institution - Banking—6.6%
3,000,000		American Express Co., Sr. Unsecd. Note, 1.55%, 5/22/2018	2,959,293
1,200,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,295,029
1,500,000	[1]	Bank of America Corp., Floating Rate Note—Sr. Note, 1.281%, 1/15/2019	1,510,194
8,650,000		Bank of America Corp., Sr. Unsecd. Note, 4.50%, 4/1/2015	9,079,888
6,000,000	[1]	Bank of Montreal, Floating Rate Note—Sr. Note, Series MTN, 0.843%, 4/9/2018	6,017,358
6,333,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	6,566,859
5,500,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	5,533,077
5,600,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	5,650,517
5,000,000		HSBC Bank USA, N.A., Sr. Sub. Note, 4.625%, 4/1/2014	5,084,315
3,000,000	[1]	JPMorgan Chase & Co., Floating Rate Note—Sr. Note, 0.689%, 4/23/2015	3,007,041
3,000,000	[1]	JPMorgan Chase & Co., Floating Rate Note—Sr. Note, Series MTN, 1.004%, 5/2/2014	3,010,980
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.625%, 5/15/2018	3,931,524
3,000,000	[1]	Morgan Stanley, Floating Rate Note—Sr. Note, Series FRN, 1.838%, 1/24/2014	3,008,934
2,000,000		Morgan Stanley, Sr. Unsecd. Note, 1.75%, 2/25/2016	2,020,642
3,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	3,289,713
3,500,000	[1,2,3]	Nordea Bank AB, Floating Rate Note—Sr. Note, Series 144A, 0.725%, 5/13/2016	3,512,740
1,000,000		Northern Trust Corp., Sr. Unsecd. Note, 4.625%, 5/1/2014	1,021,567
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,029,628
6,000,000	[1]	Royal Bank of Canada, Montreal, Floating Rate Note—Sr. Note, 0.628%, 3/8/2016	6,013,470
2,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	2,045,422
2,000,000		US Bancorp, Sr. Unsecd. Note, 4.20%, 5/15/2014	2,042,252
2,000,000	[1]	Union Bank, N.A., Floating Rate Note—Sr. Note, 1.000%, 9/26/2016	2,016,900
5,000,000		Wachovia Corp., Sub., 5.25%, 8/1/2014	5,172,705
3,000,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, Series FRN, 1.170%, 6/26/2015	3,036,057
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$8,000,000	[1]	Westpac Banking Corp., Floating Rate Note, 0.976%, 7/30/2018	$8,054,168
		TOTAL	95,910,273
		Financial Institution - Finance Noncaptive—0.6%
3,000,000	[1]	General Electric Capital Corp., Floating Rate Note—Sr. Note, 1.093%, 1/7/2014	3,004,824
6,000,000	[1]	General Electric Capital Corp., Floating Rate Note—Sr. Note, Series MTN, 0.938%, 4/24/2014	6,025,506
		TOTAL	9,030,330
		Financial Institution - Insurance - Health—0.1%
1,000,000	[1]	HSB Group, Inc., Company Guarantee, Series B, 1.154%, 7/15/2027	810,000
		Financial Institution - Insurance - Life—1.6%
4,500,000		ITT Hartford Group, Inc., Note, 7.30%, 11/1/2015	5,051,930
4,475,000	[1,2,3]	New York Life Global Funding, Floating Rate Note—Sr. Note, Series 144A, 0.589%, 5/23/2016	4,492,761
2,000,000	[1,2,3]	New York Life Global Funding, Floating Rate Note—Sr. Secured Note, Series 144A, 0.504%, 4/4/2014	2,002,974
5,500,000	[2,3]	New York Life Global Funding, Sr. Secd. Note, Series 144A, 1.85%, 12/13/2013	5,508,998
6,000,000	[1]	Prudential Financial, Inc., Floating Rate Note—Sr. Note, Series FRN, 1.044%, 8/15/2018	6,032,256
		TOTAL	23,088,919
		Financial Institution - Insurance - P&C—0.5%
4,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 0.95%, 8/15/2016	4,014,916
2,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	1,969,360
2,000,000	[1]	Berkshire Hathaway, Inc., Floating Rate Note—Sr. Note, Series FRN, 0.964%, 8/15/2014	2,012,064
		TOTAL	7,996,340
		Financial Institution - REITs—0.6%
1,750,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.375%, 4/15/2014	1,785,263
5,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.00%, 11/15/2013	5,007,230
1,300,000		Simon Property Group LP, 6.75%, 5/15/2014	1,322,088
		TOTAL	8,114,581
		Technology—1.9%
7,850,000	[1]	Cisco Systems, Inc., Floating Rate Note—Sr. Note, 0.504%, 3/14/2014	7,859,813
8,184,000		Hewlett-Packard Co., Sr. Unsecd. Note, 1.55%, 5/30/2014	8,224,748
5,000,000		Intel Corp., Sr. Unsecd. Note, 1.95%, 10/1/2016	5,161,315
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,000,000		Microsoft Corp., Sr. Note, 1.625%, 9/25/2015	$1,022,986
1,000,000		Microsoft Corp., Sr. Unsecd. Note, 1.00%, 5/1/2018	984,696
5,000,000	[1]	Oracle Corp., Floating Rate Note—Sr. Note, 0.824%, 1/15/2019	5,027,030
		TOTAL	28,280,588
		Transportation - Airlines—0.2%
3,000,000		Southwest Airlines Co., Unsecd. Note, 5.25%, 10/1/2014	3,114,006
		Transportation - Railroads—0.4%
5,285,000	[1,2,3]	Kansas City Southern de Mexico SA de CV, Floating Rate Note—Sr. Note, Series 144A, 0.939%, 10/28/2016	5,280,864
		Transportation - Services—0.3%
4,000,000	[2,3]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.125%, 5/11/2015	4,111,584
		Utility - Diversified—0.1%
2,000,000		PG&E Corp., 5.75%, 4/1/2014	2,040,044
		Utility - Electric—1.2%
2,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 1.80%, 3/15/2014	2,009,422
1,000,000		Duke Energy Corp., Sr. Unsecd. Note, 3.95%, 9/15/2014	1,029,075
1,000,000	[2,3]	Electricite de France SA, Series 144A, 5.50%, 1/26/2014	1,011,288
1,000,000	[2,3]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	1,025,233
1,000,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	980,896
6,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.339%, 9/1/2015	6,025,542
4,000,000	[2,3]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 3.90%, 5/1/2016	4,194,180
2,000,000		Public Service Electric & Gas Co., 1st Mtg. Bond, Series G, 0.85%, 8/15/2014	2,007,602
		TOTAL	18,283,238
		Utility - Natural Gas Pipelines—0.3%
1,000,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	1,038,067
3,000,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 0.75%, 1/15/2016	2,994,534
		TOTAL	4,032,601
		TOTAL CORPORATE BONDS (IDENTIFIED COST $425,578,212)	430,713,986
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
16,334		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	18,160
17,637		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	19,516
50,343		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	53,546
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$5,798		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	$6,141
		TOTAL	97,363
		Federal National Mortgage Association—0.0%
4,341		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	4,446
10,579		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	11,373
65,018		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	73,154
		TOTAL	88,973
		Government National Mortgage Association—0.0%
40,676		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	47,666
9,004		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	10,985
		TOTAL	58,651
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $226,950)	244,987
		MUNICIPAL BOND—0.2%
3,225,000		Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds (Series 2013A), 1.298%, 7/1/2016 (IDENTIFIED COST $3,225,000)	3,218,453
		U.S. TREASURY—3.5%
15,000,000	[5]	United States Treasury Note, 1.00%, 3/31/2017	15,121,435
10,000,000		United States Treasury Note, 1.75%, 7/31/2015	10,256,586
5,000,000		United States Treasury Note, 2.50%, 3/31/2015	5,160,132
20,000,000		United States Treasury Note, 2.50%, 4/30/2015	20,677,678
		TOTAL U.S. TREASURY (IDENTIFIED COST $50,162,521)	51,215,831
		Investment Companies—15.9%[6]
90,640		Emerging Markets Fixed Income Core Fund	3,061,709
3,231,077		Federated Bank Loan Core Fund	33,118,537
3,885,236		Federated Mortgage Core Portfolio	38,308,427
131,978,521	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	131,978,521
647,425		Federated Project and Trade Finance Core Fund	6,312,398
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	Investment Companies—continued[6]
$2,959,034	High Yield Bond Portfolio	$19,825,529
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $233,318,809)	232,605,121
	TOTAL INVESTMENTS—101.1% (IDENTIFIED COST $1,473,878,664)[8]	1,478,518,043
	OTHER ASSETS AND LIABILITIES – NET—(1.1)%[9]	(16,636,961)
	TOTAL NET ASSETS—100%	$1,461,881,082
At October 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
10U.S. Treasury Notes (CBT) 5-Year Short Futures	500	$60,843,750	December 2013	$(1,184,719)
At October 31, 2013, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Goldman Sachs & Co.	Goldman Sachs & Co.	Unrealized Appreciation of Credit Default Swaps
Reference Entity	Series 19 High Yield CDX Index	Series 21 Leveraged Loan CDSI
Buy/Sell	Sell	Sell
Pay/Receive Fixed Rate	5.00%	2.50%
Expiration Date	12/20/2017	12/20/2018
Implied Credit Spread at 10/31/2013[11]	3.28%	2.67%
Notional Amount	$8,000,000	$10,000,000
Market Value	$695,424	$406,230
Upfront Premiums Paid	$187,500	$475,000
Unrealized Appreciation/Depreciation	$507,924	$(68,770)	$439,154
Net Unrealized Appreciation/Depreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2013, these restricted securities amounted to $489,595,772, which represented 33.5% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2013, these liquid restricted securities amounted to $489,473,243, which represented 33.5% of total net assets.
Semi-Annual Shareholder Report

4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
6	Affiliated holdings.
7	7-day net yield.
8	The cost of investments for federal tax purposes amounts to $1,473,906,790.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10	Non-income-producing security.
11	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of October 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$4,707,682	$—	$4,707,682
Assets-Backed Securities	—	547,579,898	25,853	547,605,751
Collateralized Mortgage Obligations	—	208,206,232	—	208,206,232
Corporate Bonds	—	430,713,986	—	430,713,986
Mortgage-Backed Securities	—	244,987	—	244,987
Municipal Bond	—	3,218,453	—	3,218,453
U.S. Treasury	—	51,215,831	—	51,215,831
Investment Companies[1]	226,292,723	6,312,398	—	232,605,121
TOTAL SECURITIES	$226,292,723	$1,252,199,467	$25,853	$1,478,518,043
OTHER FINANCIAL INSTRUMENTS[2]	$(1,184,719)	$1,101,654	$—	$(83,065)
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, High Yield Bond Portfolio and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts and swap contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2013	Year Ended April 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$8.70	$8.65	$8.64	$8.56	$8.11	$8.29
Income From Investment Operations:
Net investment income	0.04	0.11	0.15[1]	0.15	0.20	0.28
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.09)	0.05	0.00[2]	0.07	0.45	(0.17)
TOTAL FROM INVESTMENT OPERATIONS	(0.05)	0.16	0.15	0.22	0.65	0.11
Less Distributions:
Distributions from net investment income	(0.05)	(0.11)	(0.14)	(0.14)	(0.20)	(0.29)
Net Asset Value, End of Period	$8.60	$8.70	$8.65	$8.64	$8.56	$8.11
Total Return[3]	(0.62)%	1.90%	1.79%	2.61%	8.04%	1.40%
Ratios to Average Net Assets:
Net expenses	1.10%[4]	1.10%	1.09%	1.09%	1.09%	1.09%
Net investment income	0.98%[4]	1.29%	1.70%	1.75%	2.36%	3.50%
Expense waiver/reimbursement[5]	0.21%[4]	0.23%	0.23%	0.25%	0.26%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$117,953	$136,514	$130,880	$100,026	$94,070	$45,999
Portfolio turnover	15%	22%	32%	30%	38%	53%
1	Per share number has been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2013	Year Ended April 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$8.70	$8.65	$8.64	$8.56	$8.11	$8.29
Income From Investment Operations:
Net investment income	0.07	0.16	0.20[1]	0.20	0.25	0.33
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.10)	0.05	0.00[2]	0.07	0.45	(0.17)
TOTAL FROM INVESTMENT OPERATIONS	(0.03)	0.21	0.20	0.27	0.70	0.16
Less Distributions:
Distributions from net investment income	(0.07)	(0.16)	(0.19)	(0.19)	(0.25)	(0.34)
Net Asset Value, End of Period	$8.60	$8.70	$8.65	$8.64	$8.56	$8.11
Total Return[3]	(0.33)%	2.49%	2.38%	3.20%	8.67%	1.99%
Ratios to Average Net Assets:
Net expenses	0.52%[4]	0.52%	0.52%	0.52%	0.51%	0.52%
Net investment income	1.55%[4]	1.87%	2.27%	2.33%	2.94%	4.09%
Expense waiver/reimbursement[5]	0.21%[4]	0.23%	0.22%	0.24%	0.25%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$763,668	$576,453	$502,109	$474,795	$402,259	$176,546
Portfolio turnover	15%	22%	32%	30%	38%	53%
1	Per share number has been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2013	Year Ended April 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$8.70	$8.65	$8.64	$8.56	$8.11	$8.29
Income From Investment Operations:
Net investment income	0.06	0.15	0.18[1]	0.18	0.23	0.32
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.11)	0.05	0.01	0.08	0.45	(0.18)
TOTAL FROM INVESTMENT OPERATIONS	(0.05)	0.20	0.19	0.26	0.68	0.14
Less Distributions:
Distributions from net investment income	(0.06)	(0.15)	(0.18)	(0.18)	(0.23)	(0.32)
Net Asset Value, End of Period	$8.59	$8.70	$8.65	$8.64	$8.56	$8.11
Total Return[2]	(0.54)%	2.30%	2.19%	3.01%	8.46%	1.80%
Ratios to Average Net Assets:
Net expenses	0.71%[3]	0.71%	0.70%	0.70%	0.70%	0.70%
Net investment income	1.37%[3]	1.69%	2.06%	2.14%	2.75%	3.88%
Expense waiver/reimbursement[4]	0.25%[3]	0.27%	0.27%	0.29%	0.30%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$195,695	$238,220	$544,565	$314,236	$266,638	$63,342
Portfolio turnover	15%	22%	32%	30%	38%	53%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class Y Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2013	Year Ended April 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$8.70	$8.65	$8.64	$8.56	$8.11	$8.29
Income From Investment Operations:
Net investment income	0.07	0.18	0.21[1]	0.21	0.26	0.34
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.09)	0.05	0.01	0.08	0.45	(0.17)
TOTAL FROM INVESTMENT OPERATIONS	(0.02)	0.23	0.22	0.29	0.71	0.17
Less Distributions:
Distributions from net investment income	(0.08)	(0.18)	(0.21)	(0.21)	(0.26)	(0.35)
Net Asset Value, End of Period	$8.60	$8.70	$8.65	$8.64	$8.56	$8.11
Total Return[2]	(0.24)%	2.66%	2.55%	3.37%	8.84%	2.16%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.72%[3]	2.03%	2.44%	2.50%	3.04%	4.26%
Expense waiver/reimbursement[4]	0.21%[3]	0.23%	0.22%	0.24%	0.25%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$384,565	$329,649	$199,281	$263,115	$114,145	$12,062
Portfolio turnover	15%	22%	32%	30%	38%	53%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2013 (unaudited)
Assets:
Total investment in securities, at value including $232,605,121 of investment in affiliated holdings (Note 5) (identified cost $1,473,878,664)		$1,478,518,043
Income receivable		4,420,734
Swaps, at value (premium paid $662,500)		1,101,654
Receivable for shares sold		2,823,548
Receivable for periodic payments from swap contracts		75,833
Other assets		1,070,000
TOTAL ASSETS		1,488,009,812
Liabilities:
Payable for investments purchased	$18,998,159
Payable for shares redeemed	5,326,413
Payable for daily variation margin	3,906
Income distribution payable	379,333
Payable for distribution services fee (Note 5)	69,870
Payable for shareholder services fee (Note 5)	191,218
Accrued expenses (Note 5)	1,159,831
TOTAL LIABILITIES		26,128,730
Net assets for 170,078,260 shares outstanding		$1,461,881,082
Net Assets Consist of:
Paid-in capital		$1,462,985,327
Net unrealized appreciation of investments, futures contracts and swap contracts		3,893,814
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(5,101,809)
Undistributed net investment income		103,750
TOTAL NET ASSETS		$1,461,881,082
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($117,953,300 ÷ 13,722,355 shares outstanding), no par value, unlimited shares authorized	$8.60
Offering price per share (100/99.00 of $8.60)	$8.69
Redemption proceeds per share	$8.60
Institutional Shares:
Net asset value per share ($763,668,018 ÷ 88,843,000 shares outstanding), no par value, unlimited shares authorized	$8.60
Offering price per share	$8.60
Redemption proceeds per share	$8.60
Service Shares:
Net asset value per share ($195,694,918 ÷ 22,774,439 shares outstanding), no par value, unlimited shares authorized	$8.59
Offering price per share	$8.59
Redemption proceeds per share	$8.59
Class Y Shares:
Net asset value per share ($384,564,846 ÷ 44,738,466 shares outstanding), no par value, unlimited shares authorized	$8.60
Offering price per share	$8.60
Redemption proceeds per share	$8.60
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended October 31, 2013 (unaudited)
Investment Income:
Interest (including income on securities loaned of $624 and net of foreign taxes withheld of $432)			$11,603,068
Dividends received from affiliated holdings (Note 5)			2,168,403
Investment income allocated from affiliated partnership (Note 5)			552,775
TOTAL INCOME			14,324,246
Expenses:
Investment adviser fee (Note 5)		$2,763,463
Administrative fee (Note 5)		539,458
Custodian fees		32,140
Transfer agent fee		354,525
Directors'/Trustees' fees (Note 5)		4,577
Auditing fees		12,829
Legal fees		4,020
Portfolio accounting fees		103,238
Distribution services fee (Note 5)		473,691
Shareholder services fee (Note 5)		973,449
Account administration fee (Note 2)		20,624
Share registration costs		51,461
Printing and postage		33,291
Insurance premiums (Note 5)		3,196
Miscellaneous (Note 5)		3,475
TOTAL EXPENSES		5,373,437
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,453,792)
Waiver of distribution services fee	(39,232)
Reimbursement of shareholder services fee	(10,002)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,503,026)
Net expenses			3,870,411
Net investment income			10,453,835
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized gain of $3,804,317 on sales of investments in affiliated holdings (Note 5))	$(111,066)
Net realized gain on futures contracts	152,047
Net realized gain on swap contracts	271,911
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Note 5)	(241,561)
Realized gain distribution from affiliated investment company shares (Note 5)	30,972
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	(14,075,304)
Net change in unrealized depreciation of futures contracts	(1,184,719)
Net change in unrealized appreciation of swap contracts	41,772
Net realized and unrealized loss on investments, futures contracts, swap contracts and foreign currency transactions	(15,115,948)
Change in net assets resulting from operations	$(4,662,113)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 10/31/2013	Year Ended 4/30/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,453,835	$23,462,189
Net realized gain on investments including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	102,303	1,013,043
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	(15,218,251)	7,040,176
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(4,662,113)	31,515,408
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(672,618)	(1,773,067)
Institutional Shares	(5,558,559)	(9,916,021)
Service Shares	(1,517,391)	(6,708,528)
Class Y Shares	(3,334,341)	(5,305,768)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,082,909)	(23,703,384)
Share Transactions:
Proceeds from sale of shares	554,388,442	606,113,577
Net asset value of shares issued to shareholders in payment of distributions declared	8,558,534	19,301,314
Cost of shares redeemed	(366,157,399)	(729,224,222)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	196,789,577	(103,809,331)
Change in net assets	181,044,555	(95,997,307)
Net Assets:
Beginning of period	1,280,836,527	1,376,833,834
End of period (including undistributed net investment income of $103,750 and $732,824, respectively)	$1,461,881,082	$1,280,836,527
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
October 31, 2013 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class Y Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Semi-Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended October 30, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Institutional Shares	$234
Service Shares	20,390
TOTAL	$20,624
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund may use credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at October 31, 2013 is $18,000,000. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional amount of Swap contracts held by the Fund throughout the period was $12,257,143. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have
Semi-Annual Shareholder Report

market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $34,555,804. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At October 31, 2013, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased by the Fund throughout the period was $19,877 and $33,404, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Semi-Annual Shareholder Report

Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of October 31, 2013, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at October 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
C-BASS ABS LLC, Series 1999-3, Class B1, 6.607%, 2/3/2029	7/9/1999	$104,576	$41,780
Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	1/7/1993	$56,822	$50,806
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$326,662	$25,853
SMFC Trust Asset-Backed Certificates, 1997-A, Class B1-4, 2.711%, 1/28/2027	2/5/1998	$40,156	$4,090
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts			Payable for daily variation margin	$1,184,719*
Credit contracts	Receivable for periodic payments from swap contracts	$75,833	—	—
Credit contracts	Swaps, at value	$1,101,654	—	—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,177,487		$1,184,719
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Forward Currency Contracts	Total
Interest rate contracts	$—	$152,047	$—	$152,047
Foreign exchange contracts	—	—	(285,710)	(285,710)
Credit contracts	271,911	—	—	271,911
TOTAL	$271,911	$152,047	$(285,710)	$138,248
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Forward Currency Contracts	Total
Interest rate contracts	$—	$(1,184,719)	$—	$(1,184,719)
Foreign exchange contracts	—	—	75,862	75,862
Credit contracts	41,772	—		41,772
TOTAL	$41,772	$(1,184,719)	$75,862	$(1,067,085)
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 10/31/2013		Year Ended 4/30/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,958,941	$25,488,075	9,014,610	$ 78,270,912
Shares issued to shareholders in payment of distributions declared	76,668	659,495	199,228	1,729,639
Shares redeemed	(5,005,124)	(43,165,983)	(8,656,190)	(75,138,056)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,969,515)	$(17,018,413)	557,648	$4,862,495
	Six Months Ended 10/31/2013		Year Ended 4/30/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	34,773,527	$299,301,096	26,628,872	$ 231,151,381
Shares issued to shareholders in payment of distributions declared	506,369	4,354,399	881,118	7,649,399
Shares redeemed	(12,697,230)	(109,259,938)	(19,311,069)	(167,649,829)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	22,582,666	$194,395,557	8,198,921	$71,150,951
	Six Months Ended 10/31/2013		Year Ended 4/30/2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,802,444	$58,588,236	8,069,642	$ 70,008,915
Shares issued to shareholders in payment of distributions declared	65,594	563,910	647,721	5,618,961
Shares redeemed	(11,486,397)	(98,879,632)	(44,292,566)	(384,409,752)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(4,618,359)	$(39,727,486)	(35,575,203)	$(308,781,876)
Semi-Annual Shareholder Report

	Six Months Ended 10/31/2013		Year Ended 4/30/2013
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	19,848,478	$171,011,035	26,104,288	$ 226,682,369
Shares issued to shareholders in payment of distributions declared	346,625	2,980,730	495,545	4,303,315
Shares redeemed	(13,348,416)	(114,851,846)	(11,751,158)	(102,026,585)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	6,846,687	$59,139,919	14,848,675	$128,959,099
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	22,841,479	$196,789,577	(11,969,959)	$(103,809,331)
4. FEDERAL TAX INFORMATION
At October 31, 2013, the cost of investments for federal tax purposes was $1,473,906,790. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/ depreciation resulting from futures contracts; and b) swap contracts was $4,611,253. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,314,360 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,703,107.
At April 30, 2013, the Fund had a capital loss carryforward of $4,796,364 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2014	$2,592,863	NA	$2,592,863
2015	$801,392	NA	$801,392
2016	$1,402,109	NA	$1,402,109
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2013, the Adviser voluntarily waived $1,396,103 of its fee.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.50%
Service Shares	0.15%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$316,515	$—
Service Shares	157,176	(39,232)
TOTAL	$473,691	$(39,232)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended October 31, 2013, FSC retained $275,564 of fees paid by the Fund.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended October 31, 2013, FSC retained $324 in sales charges from the sale of Class A Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended October 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$158,257	$—
Institutional Shares	576,303	(10,002)
Service Shares	238,889	—
TOTAL	$973,449	$(10,002)
For the six months ended October 31, 2013, FSSC received $29,131 of fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships) paid by the Fund's Class A Shares, Institutional Shares, Service Shares and Class Y Shares (after the voluntary waivers and reimbursements) will not exceed 1.10%, 0.52%, 0.71% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended October 31, 2013, the Adviser reimbursed $57,689. Transactions involving the affiliated holdings during the six months ended October 31, 2013, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Bank Loan Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 4/30/2013	819,989	3,160,010	3,829,711	48,179,081	632,513	2,847,104	59,468,408
Purchases/ Additions	—	71,067	55,525	347,415,060	14,912	111,930	347,668,494
Sales/ Reductions	(729,349)	—	—	(263,615,620)	—	—	(264,344,969)
Balance of Shares Held 10/31/2013	90,640	3,231,077	3,885,236	131,978,521	647,425	2,959,034	142,791,933
Value	$3,061,709	$33,118,537	$38,308,427	$131,978,521	$6,312,398	$19,825,529	$232,605,121
Dividend Income/ Allocated Investment Income	$552,775	$726,973	$546,415	$38,762	$145,594	$710,659	$2,721,178
Capital Gain Distributions/ Allocated Net Realized Gain (Loss)	$(241,561)	$—	$—	$—	$—	$30,972	$(210,589)
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2013, were as follows:
Purchases	$311,784,997
Sales	$140,442,267
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2013, there were no outstanding loans. During the six months ended October 31, 2013, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2013, there were no outstanding loans. During the six months ended October 31, 2013, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2013 to October 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2013	Ending Account Value 10/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$993.80	$5.53
Institutional Shares	$1,000	$996.70	$2.62
Service Shares	$1,000	$994.60	$3.57
Class Y Shares	$1,000	$997.60	$1.76
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.66	$5.60
Institutional Shares	$1,000	$1,022.58	$2.65
Service Shares	$1,000	$1,021.63	$3.62
Class Y Shares	$1,000	$1,023.44	$1.79
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.10%
Institutional Shares	0.52%
Service Shares	0.71%
Class Y Shares	0.35%
Semi-Annual Shareholder Report

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Income Securities Trust (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 464,685,428.035 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	357,095,356.996	4,082,407.702
Maureen Lally-Green	356,880,665.829	4,297,098.869
Thomas M. O'Neill	357,032,580.339	4,145,184.359
P. Jerome Richey	356,553,411.684	4,624,353.014
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.

Evaluation and Approval of Advisory Contract–May 2013
Federated Short-Term Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
Semi-Annual Shareholder Report

For the periods covered by the Evaluation, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
Semi-Annual Shareholder Report

likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Short-Term Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C795
CUSIP 31420C209
CUSIP 31420C308
CUSIP 31420C787
31499 (12/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 23, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2013